Concentration of Risks (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration of Risk
Percentage depreciation in foreign currency exchange rate	2.90%	8.20%	2.30%
Revenue Benchmark | One Customer | Customer Concentration Risk
Concentration of Risk
Concentration risk percentage	15.00%	20.00%	22.00%
Revenue Benchmark | Two customer | Customer Concentration Risk
Concentration of Risk
Concentration risk percentage	12.00%	11.00%	13.00%
Contract asset | Two Customers | Customer Concentration Risk
Concentration of Risk
Concentration risk percentage	10.00%	10.00%
Contract asset | One Customer | Customer Concentration Risk
Concentration of Risk
Concentration risk percentage		10.00%